Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners of EquiTrust Life Variable Account

EquiTrust Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise EquiTrust Life Variable Account (the Separate Account), as of December 31, 2021, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account’s auditor since 1998.

Des Moines, Iowa

April 26, 2022

Appendix:

Subaccounts comprising EquiTrust Life Variable Account

Subaccounts	Statement of operations	Statements of changes in net assets

Product A & B

American Century VP Capital Appreciation Fund

American Century VP Inflation Protection Bond Fund

American Century VP Mid Cap Value Fund

American Century VP Ultra® Fund

American Century VP Value Fund

BNY Mellon Sustainable U.S. Equity Portfolio – Service Shares

BNY Mellon VIF Appreciation Portfolio – Initial Shares

BNY Mellon VIF Growth & Income Portfolio – Initial Shares

BNY Mellon VIF Opportunistic Small Cap Portfolio – Initial Shares

Calvert VP NASDAQ-100 Index Portfolio

Calvert VP Russell 2000 Small Cap Index Portfolio

Calvert VP S&P MidCap 400 Index Portfolio

Federated Hermes Government Money Fund II - Service Shares

Federated Hermes Managed Volatility Fund II - Primary Shares

Federated Hermes Quality Bond Fund II - Primary Shares

Fidelity® VIP Contrafund® Portfolio - Initial Class

Fidelity® VIP Growth & Income Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP High Income Portfolio - Service Class 2

Fidelity® VIP Index 500 Portfolio - Initial Class

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Overseas Portfolio - Initial Class

Franklin Global Real Estate VIP Fund - Class 2

Franklin Mutual Shares VIP Fund - Class 2

Franklin Small Cap Value VIP Fund - Class 2

Franklin Small-Mid Cap Growth VIP Fund - Class 2

Franklin U.S. Government Securities VIP Fund - Class 2

Templeton Growth VIP Fund - Class 2

J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1

J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Equity Income Portfolio

T. Rowe Price Mid-Cap Growth Portfolio

T. Rowe Price Moderate Allocation Portfolio

T. Rowe Price International Stock Portfolio

Product C

Calvert VP EAFE International Index Portfolio - Class F

Calvert VP NASDAQ-100 Index Portfolio

Calvert VP Russell 2000 Small Cap Index Portfolio - Class F

Calvert VP S&P MidCap 400 Index Portfolio - Class F

Columbia VP Small Cap Value Fund - Class 2

DWS International Growth VIP - Class A

Federated Hermes Government Money Fund II - Service Shares

Federated Hermes Managed Volatility Fund II - Primary Shares

Federated Hermes Quality Bond Fund II - Primary Shares

Fidelity® VIP Contrafund® Portfolio - Service Class 2

Fidelity® VIP Growth Portfolio - Service Class 2

Fidelity® VIP High Income Portfolio - Service Class 2

Fidelity® VIP Index 500 Portfolio - Service Class 2

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Real Estate Portfolio - Service Class 2

Franklin Mutual Shares VIP Fund - Class 2

Franklin Small Cap Value VIP Fund - Class 2

Franklin U.S. Government Securities VIP Fund - Class 2

Templeton Global Bond VIP Fund - Class 2

T. Rowe Price Equity Income Portfolio

T. Rowe Price International Stock Portfolio

	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

EquiTrust Life Variable Account

Statements of Assets and Liabilities

December 31, 2021

		Net assets		Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Total net assets	Cost	Shares owned	Accumulation units outstanding
Product A & B
American Century VP Capital Appreciation Fund	$397,333	$397,333	$397,333	$303,159	21,247.73	6,882.44
American Century VP Inflation Protection Bond Fund	26,320	26,320	26,320	24,417	2,298.73	1,588.54
American Century VP Mid Cap Value Fund	8,535	8,535	8,535	6,554	341.11	231.46
American Century VP Ultra® Fund	369,165	369,165	369,165	208,410	11,764.34	5,760.15
American Century VP Value Fund	150,122	150,122	150,122	105,838	10,981.88	5,343.99
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	151,651	151,651	151,651	95,489	2,653.55	3,831.19
BNY Mellon VIF Appreciation Portfolio - Initial Shares	770,197	770,197	770,197	551,645	14,337.25	14,266.90
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	222,068	222,068	222,068	150,508	5,340.74	5,610.72
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	538,450	538,450	538,450	392,542	9,320.58	13,658.94
Calvert VP NASDAQ-100 Index Portfolio	675,550	675,550	675,550	273,779	4,604.98	7,432.64
Calvert VP Russell 2000® Small Cap Index Portfolio	220,644	220,644	220,644	172,952	2,221.10	4,511.80
Calvert VP S&P MidCap 400 Index Portfolio	231,900	231,900	231,900	167,412	1,605.18	3,784.72
Federated Hermes Government Money Fund II - Service Shares	238,504	238,504	238,504	238,504	238,504.27	25,322.87
Federated Hermes Managed Volatility Fund II - Primary Shares	789,294	789,294	789,294	648,270	61,185.55	38,988.98
Federated Hermes Quality Bond Fund II - Primary Shares	822,868	822,868	822,868	811,054	73,078.85	63,715.65
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,076,382	1,076,382	1,076,382	710,962	19,804.63	14,502.71
Fidelity® VIP Growth & Income Portfolio - Initial Class	272,141	272,141	272,141	211,683	10,379.14	6,770.78
Fidelity® VIP Growth Portfolio - Initial Class	561,301	561,301	561,301	391,718	5,479.85	9,231.52
Fidelity® VIP High Income Portfolio - Service Class 2	465,762	465,762	465,762	487,417	92,596.89	15,423.26
Fidelity® VIP Index 500 Portfolio - Initial Class	845,897	845,897	845,897	383,779	1,806.43	16,567.63
Fidelity® VIP Mid Cap Portfolio - Service Class 2	605,076	605,076	605,076	501,032	15,361.15	8,762.07
Fidelity® VIP Overseas Portfolio - Initial Class	229,891	229,891	229,891	166,806	7,851.48	6,896.28
Franklin Global Real Estate VIP Fund - Class 2	264,787	264,787	264,787	226,792	15,156.67	10,581.04
Franklin Mutual Shares VIP Fund - Class 2	220,834	220,834	220,834	209,623	11,501.77	7,417.40
Franklin Small Cap Value VIP Fund - Class 2	357,761	357,761	357,761	317,745	20,396.88	6,465.41
Franklin Small-Mid Cap Growth VIP Fund - Class 2	292,713	292,713	292,713	228,869	13,073.40	5,654.69
Franklin U.S. Government Securities VIP Fund - Class 2	362,792	362,792	362,792	382,601	31,356.24	23,840.53
Templeton Growth VIP Fund - Class 2	167,976	167,976	167,976	172,383	14,493.17	7,448.19
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	442,275	442,275	442,275	348,299	33,154.08	6,750.88
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	198,765	198,765	198,765	144,676	6,998.78	3,866.78
T. Rowe Price All-Cap Opportunities Portfolio	486,425	486,425	486,425	409,223	12,575.63	6,646.95
T. Rowe Price Equity Income Portfolio	507,472	507,472	507,472	463,023	16,876.36	11,681.83

See accompanying notes, including note 6 which includes per unit information.

EquiTrust Life Variable Account

Statements of Assets and Liabilities (continued)

December 31, 2021

		Net assets		Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Total net assets	Cost	Shares owned	Accumulation units outstanding
T. Rowe Price Mid-Cap Growth Portfolio	$357,746	$357,746	$357,746	$287,696	10,378.47	3,205.25
T. Rowe Price Moderate Allocation Portfolio	647,278	647,278	647,278	589,562	28,602.67	14,723.22
T. Rowe Price International Stock Portfolio	451,436	451,436	451,436	425,046	28,197.15	19,679.09
Product C
Calvert VP EAFE International Index Portfolio - Class F	$7,477	$7,477	$7,477	$6,645	73.50	721.27
Calvert VP NASDAQ-100 Index Portfolio	10,586	10,586	10,586	7,146	72.16	421.40
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	2,374	2,374	2,374	1,877	24.05	67.22
Calvert VP S&P MidCap 400 Index Portfolio - Class F	113,693	113,693	113,693	86,679	785.55	5,005.98
Columbia VP Small Cap Value Fund - Class 2	61,791	61,791	61,791	43,524	3,002.49	2,086.21
DWS International Growth VIP - Class A	849	849	849	623	45.18	36.15
Federated Hermes Government Money Fund II - Service Shares	1,890	1,890	1,890	1,890	1,889.80	182.77
Federated Hermes Managed Volatility Fund II - Primary Shares	204	204	204	169	15.83	14.29
Federated Hermes Quality Bond Fund II - Primary Shares	148,889	148,889	148,889	145,487	13,222.85	10,497.59
Fidelity® VIP Contrafund® Portfolio - Service Class 2	155,399	155,399	155,399	105,392	2,959.41	3,283.35
Fidelity® VIP Growth Portfolio - Service Class 2	150,245	150,245	150,245	112,676	1,511.22	2,616.65
Fidelity® VIP High Income Portfolio - Service Class 2	77,898	77,898	77,898	80,573	15,486.77	3,820.36
Fidelity® VIP Index 500 Portfolio - Service Class 2	16,066	16,066	16,066	10,605	34.78	336.83
Fidelity® VIP Mid Cap Portfolio - Service Class 2	73,695	73,695	73,695	60,693	1,870.90	2,038.35
Fidelity® VIP Real Estate Portfolio - Service Class 2	60,821	60,821	60,821	47,100	2,603.65	1,958.30
Franklin Mutual Shares VIP Fund - Class 2	156,847	156,847	156,847	145,739	8,169.11	8,583.11
Franklin Small Cap Value VIP Fund - Class 2	10,428	10,428	10,428	8,803	594.52	300.08
Franklin U.S. Government Securities VIP Fund - Class 2	147,520	147,520	147,520	153,865	12,750.25	10,763.37
Templeton Global Bond VIP Fund - Class 2	56,904	56,904	56,904	65,945	4,333.85	5,521.24
T. Rowe Price Equity Income Portfolio	28,645	28,645	28,645	25,748	952.61	884.66
T. Rowe Price International Stock Portfolio	175,110	175,110	175,110	168,538	10,937.57	9,079.15

See accompanying notes, including note 6 which includes per unit information.

EquiTrust Life Variable Account

Statements of Operations

Year Ended December 31, 2021

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations
Product A & B
American Century VP Capital Appreciation Fund	$-	$(3,492)	$(3,492)	$12,964	$45,259	$58,223	$(17,949)	$36,782
American Century VP Inflation Protection Bond Fund	843	(228)	615	(483)	-	(483)	1,133	1,265
American Century VP Mid Cap Value Fund	96	(73)	23	252	-	252	1,322	1,597
American Century VP Ultra® Fund	-	(3,286)	(3,286)	40,672	24,185	64,857	11,603	73,174
American Century VP Value Fund	2,592	(1,341)	1,251	14,322	-	14,322	17,099	32,672
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	824	(1,234)	(410)	1,142	3,070	4,212	27,360	31,162
BNY Mellon VIF Appreciation Portfolio - Initial Shares	3,232	(6,660)	(3,428)	15,583	69,090	84,673	88,443	169,688
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	983	(1,853)	(870)	4,166	13,140	17,306	27,974	44,410
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	586	(4,832)	(4,246)	23,270	-	23,270	55,417	74,441
Calvert VP NASDAQ-100 Index Portfolio	1,711	(5,709)	(3,998)	65,334	33,712	99,046	50,835	145,883
Calvert VP Russell 2000® Small Cap Index Portfolio	1,662	(1,955)	(293)	1,717	6,126	7,843	18,161	25,711
Calvert VP S&P MidCap 400 Index Portfolio	1,861	(1,972)	(111)	5,830	6,319	12,149	32,267	44,305
Federated Hermes Government Money Fund II - Service Shares	4	(2,104)	(2,100)	-	-	-	-	(2,100)
Federated Hermes Managed Volatility Fund II - Primary Shares	12,943	(6,616)	6,327	(2,596)	-	(2,596)	113,803	117,534
Federated Hermes Quality Bond Fund II - Primary Shares	20,051	(7,399)	12,652	421	6,955	7,376	(38,974)	(18,946)
Fidelity® VIP Contrafund® Portfolio - Initial Class	629	(8,958)	(8,329)	34,674	124,749	159,423	83,561	234,655
Fidelity® VIP Growth & Income Portfolio - Initial Class	6,643	(2,452)	4,191	11,976	12,030	24,006	29,471	57,668
Fidelity® VIP Growth Portfolio - Initial Class	-	(4,794)	(4,794)	31,239	110,314	141,553	(31,195)	105,564
Fidelity® VIP High Income Portfolio - Service Class 2	24,319	(4,062)	20,257	(4,527)	-	(4,527)	(905)	14,825
Fidelity® VIP Index 500 Portfolio - Initial Class	9,744	(7,078)	2,666	54,650	5,730	60,380	127,055	190,101
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,287	(5,808)	(3,521)	30,898	96,416	127,314	10,704	134,497
Fidelity® VIP Overseas Portfolio - Initial Class	1,180	(1,999)	(819)	7,699	16,451	24,150	14,144	37,475
Franklin Global Real Estate VIP Fund - Class 2	2,164	(2,186)	(22)	1,500	5,567	7,067	47,830	54,875
Franklin Mutual Shares VIP Fund - Class 2	6,276	(1,917)	4,359	(1,481)	-	(1,481)	31,689	34,567
Franklin Small Cap Value VIP Fund - Class 2	3,444	(3,091)	353	(5,339)	9,120	3,781	67,727	71,861
Franklin Small-Mid Cap Growth VIP Fund - Class 2	-	(2,613)	(2,613)	4,061	33,631	37,692	(10,856)	24,223
Franklin U.S. Government Securities VIP Fund - Class 2	8,919	(3,168)	5,751	(2,003)	-	(2,003)	(13,344)	(9,596)
Templeton Growth VIP Fund - Class 2	1,987	(1,612)	375	1,414	-	1,414	4,538	6,327
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	3,680	(3,759)	(79)	16,892	20,272	37,164	67,834	104,919
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	990	(1,740)	(750)	5,331	4,784	10,115	24,809	34,174
T. Rowe Price All-Cap Opportunities Portfolio	-	(4,296)	(4,296)	24,687	90,703	115,390	(25,817)	85,277
T. Rowe Price Equity Income Portfolio	8,130	(4,614)	3,516	3,302	38,275	41,577	62,420	107,513

See accompanying notes.

EquiTrust Life Variable Account

Statements of Operations (continued)

Year Ended December 31, 2021

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations
T. Rowe Price Mid-Cap Growth Portfolio	$-	$(3,583)	$(3,583)	$16,223	$40,365	$56,588	$(3,361)	$49,644
T. Rowe Price Moderate Allocation Portfolio	6,223	(5,666)	557	3,198	59,750	62,948	(9,671)	53,834
T. Rowe Price International Stock Portfolio	2,770	(4,210)	(1,440)	7,760	30,603	38,363	(35,112)	1,811
Product C
Calvert VP EAFE International Index Portfolio - Class F	$129	$-	$129	$13	$-	$13	$561	$703
Calvert VP NASDAQ-100 Index Portfolio	26	-	26	52	521	573	1,625	2,224
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	18	-	18	16	65	81	189	288
Calvert VP S&P MidCap 400 Index Portfolio - Class F	894	-	894	5,972	3,035	9,007	15,822	25,723
Columbia VP Small Cap Value Fund - Class 2	299	-	299	5,022	-	5,022	14,385	19,706
DWS International Growth VIP - Class A	3	-	3	34	9	43	16	62
Federated Hermes Government Money Fund II - Service Shares	-	-	-	-	-	-	-	-
Federated Hermes Managed Volatility Fund II - Primary Shares	3	-	3	4	-	4	24	31
Federated Hermes Quality Bond Fund II - Primary Shares	2,914	-	2,914	(12)	1,011	999	(5,708)	(1,795)
Fidelity® VIP Contrafund® Portfolio - Service Class 2	36	-	36	1,847	17,677	19,524	13,718	33,278
Fidelity® VIP Growth Portfolio - Service Class 2	-	-	-	6,483	29,676	36,159	(7,705)	28,454
Fidelity® VIP High Income Portfolio - Service Class 2	3,929	-	3,929	(283)	-	(283)	(646)	3,000
Fidelity® VIP Index 500 Portfolio - Service Class 2	150	-	150	192	102	294	3,050	3,494
Fidelity® VIP Mid Cap Portfolio - Service Class 2	250	-	250	3,689	11,485	15,174	1,399	16,823
Fidelity® VIP Real Estate Portfolio - Service Class 2	497	-	497	72	323	395	15,613	16,505
Franklin Mutual Shares VIP Fund - Class 2	4,357	-	4,357	(1,864)	-	(1,864)	24,448	26,941
Franklin Small Cap Value VIP Fund - Class 2	99	-	99	-	261	261	1,711	2,071
Franklin U.S. Government Securities VIP Fund - Class 2	3,534	-	3,534	(442)	-	(442)	(5,462)	(2,370)
Templeton Global Bond VIP Fund - Class 2	-	-	-	(916)	-	(916)	(1,732)	(2,648)
T. Rowe Price Equity Income Portfolio	421	-	421	468	1,987	2,455	3,163	6,039
T. Rowe Price International Stock Portfolio	1,063	-	1,063	2,097	11,739	13,836	(12,377)	2,522

See accompanying notes.

EquiTrust Life Variable Account

Statements of Changes in Net Assets

For the Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
Product A & B
American Century VP Capital Appreciation Fund	$376,121	$(3,492)	$58,223	$(17,949)	$36,782	$12,753	$(24,025)	$-	$(12,550)	$8,252	$(15,570)	$21,212	$397,333
American Century VP Inflation Protection Bond Fund	28,246	615	(483)	1,133	1,265	1,865	(4,580)	-	(476)	-	(3,191)	(1,926)	26,320
American Century VP Mid Cap Value Fund	7,228	23	252	1,322	1,597	1,035	(359)	-	(950)	(16)	(290)	1,307	8,535
American Century VP Ultra® Fund	346,594	(3,286)	64,857	11,603	73,174	10,279	(53,062)	-	(11,711)	3,891	(50,603)	22,571	369,165
American Century VP Value Fund	141,474	1,251	14,322	17,099	32,672	5,721	(6,431)	-	(5,970)	(17,344)	(24,024)	8,648	150,122
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	122,811	(410)	4,212	27,360	31,162	3,916	-	(135)	(6,103)	-	(2,322)	28,840	151,651
BNY Mellon VIF Appreciation Portfolio - Initial Shares	666,273	(3,428)	84,673	88,443	169,688	21,536	(58,036)	(935)	(24,161)	(4,168)	(65,764)	103,924	770,197
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	181,731	(870)	17,306	27,974	44,410	5,672	(3,036)	-	(6,709)	-	(4,073)	40,337	222,068
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	487,117	(4,246)	23,270	55,417	74,441	18,919	(24,998)	(1,446)	(17,686)	2,103	(23,108)	51,333	538,450
Calvert VP NASDAQ-100 Index Portfolio	604,835	(3,998)	99,046	50,835	145,883	7,943	(54,626)	(141)	(23,421)	(4,923)	(75,168)	70,715	675,550
Calvert VP Russell 2000® Small Cap Index Portfolio	192,175	(293)	7,843	18,161	25,711	9,981	-	(572)	(6,488)	(163)	2,758	28,469	220,644
Calvert VP S&P MidCap 400 Index Portfolio	192,287	(111)	12,149	32,267	44,305	6,515	-	(2,980)	(11,562)	3,335	(4,692)	39,613	231,900
Federated Hermes Government Money Fund II - Service Shares	232,091	(2,100)	-	-	(2,100)	22,148	(3,748)	-	(9,828)	(59)	8,513	6,413	238,504
Federated Hermes Managed Volatility Fund II - Primary Shares	674,552	6,327	(2,596)	113,803	117,534	39,421	(8,259)	-	(28,708)	(5,246)	(2,792)	114,742	789,294
Federated Hermes Quality Bond Fund II - Primary Shares	819,344	12,652	7,376	(38,974)	(18,946)	46,644	(15,727)	-	(38,254)	29,807	22,470	3,524	822,868
Fidelity® VIP Contrafund® Portfolio - Initial Class	930,603	(8,329)	159,423	83,561	234,655	29,419	(78,097)	(1,639)	(38,783)	224	(88,876)	145,779	1,076,382

See accompanying notes.

EquiTrust Life Variable Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
Fidelity® VIP Growth & Income Portfolio - Initial Class	$242,060	$4,191	$24,006	$29,471	$57,668	$13,103	$(31,291)	$-	$(12,479)	$3,080	$(27,587)	$30,081	$272,141
Fidelity® VIP Growth Portfolio - Initial Class	492,960	(4,794)	141,553	(31,195)	105,564	13,925	(36,524)	(603)	(14,295)	274	(37,223)	68,341	561,301
Fidelity® VIP High Income Portfolio - Service Class 2	443,175	20,257	(4,527)	(905)	14,825	23,598	(18,516)	(1,538)	(17,691)	21,909	7,762	22,587	465,762
Fidelity® VIP Index 500 Portfolio - Initial Class	706,548	2,666	60,380	127,055	190,101	21,520	(47,603)	(1,467)	(22,078)	(1,124)	(50,752)	139,349	845,897
Fidelity® VIP Mid Cap Portfolio - Service Class 2	602,849	(3,521)	127,314	10,704	134,497	22,221	(102,481)	(4,120)	(23,411)	(24,479)	(132,270)	2,227	605,076
Fidelity® VIP Overseas Portfolio - Initial Class	209,345	(819)	24,150	14,144	37,475	10,145	(16,099)	(1,241)	(9,662)	(72)	(16,929)	20,546	229,891
Franklin Global Real Estate VIP Fund - Class 2	220,656	(22)	7,067	47,830	54,875	13,576	(5,308)	(2,465)	(11,163)	(5,384)	(10,744)	44,131	264,787
Franklin Mutual Shares VIP Fund - Class 2	190,226	4,359	(1,481)	31,689	34,567	10,305	(2,871)	-	(7,334)	(4,059)	(3,959)	30,608	220,834
Franklin Small Cap Value VIP Fund - Class 2	296,054	353	3,781	67,727	71,861	11,066	(619)	(782)	(11,152)	(8,667)	(10,154)	61,707	357,761
Franklin Small-Mid Cap Growth VIP Fund - Class 2	277,804	(2,613)	37,692	(10,856)	24,223	9,546	(8,167)	(1,296)	(11,390)	1,993	(9,314)	14,909	292,713
Franklin U.S. Government Securities VIP Fund - Class 2	331,133	5,751	(2,003)	(13,344)	(9,596)	17,666	(15,398)	(163)	(15,253)	54,403	41,255	31,659	362,792
Templeton Growth VIP Fund - Class 2	172,031	375	1,414	4,538	6,327	9,104	(12,297)	(392)	(6,989)	192	(10,382)	(4,055)	167,976
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	367,757	(79)	37,164	67,834	104,919	17,353	(9,332)	(748)	(15,504)	(22,170)	(30,401)	74,518	442,275
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	170,690	(750)	10,115	24,809	34,174	5,729	(4,731)	-	(6,949)	(148)	(6,099)	28,075	198,765
T. Rowe Price All-Cap Opportunities Portfolio	444,816	(4,296)	115,390	(25,817)	85,277	11,472	(34,602)	(9,604)	(14,486)	3,552	(43,668)	41,609	486,425
T. Rowe Price Equity Income Portfolio	451,758	3,516	41,577	62,420	107,513	19,814	(49,072)	(734)	(20,436)	(1,371)	(51,799)	55,714	507,472

See accompanying notes.

EquiTrust Life Variable Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
T. Rowe Price Mid-Cap Growth Portfolio	$377,621	$(3,583)	$56,588	$(3,361)	$49,644	$7,914	$(66,457)	$(538)	$(10,289)	$(149)	$(69,519)	$(19,875)	$357,746
T. Rowe Price Moderate Allocation Portfolio	597,633	557	62,948	(9,671)	53,834	30,649	(7,026)	(3,696)	(26,323)	2,207	(4,189)	49,645	647,278
T. Rowe Price International Stock Portfolio	453,651	(1,440)	38,363	(35,112)	1,811	19,646	(6,974)	-	(17,661)	963	(4,026)	(2,215)	451,436
Product C
Calvert VP EAFE International Index Portfolio - Class F	$6,591	$129	$13	$561	$703	$320	$-	$-	$(137)	$-	$183	$886	$7,477
Calvert VP NASDAQ-100 Index Portfolio	8,218	26	573	1,625	2,224	320	-	-	(176)	-	144	2,368	10,586
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	2,003	18	81	189	288	138	-	-	(55)	-	83	371	2,374
Calvert VP S&P MidCap 400 Index Portfolio - Class F	109,149	894	9,007	15,822	25,723	7,897	-	-	(6,509)	(22,567)	(21,179)	4,544	113,693
Columbia VP Small Cap Value Fund - Class 2	67,171	299	5,022	14,385	19,706	4,550	-	-	(3,852)	(25,784)	(25,086)	(5,380)	61,791
DWS International Growth VIP - Class A	765	3	43	16	62	104	-	-	(82)	-	22	84	849
Federated Hermes Government Money Fund II - Service Shares	1,690	-	-	-	-	333	-	-	(133)	-	200	200	1,890
Federated Hermes Managed Volatility Fund II - Primary Shares	162	3	4	24	31	30	-	-	(19)	-	11	42	204
Federated Hermes Quality Bond Fund II - Primary Shares	117,908	2,914	999	(5,708)	(1,795)	12,531	-	-	(8,278)	28,523	32,776	30,981	148,889
Fidelity® VIP Contrafund® Portfolio - Service Class 2	120,837	36	19,524	13,718	33,278	9,458	-	-	(7,592)	(582)	1,284	34,562	155,399
Fidelity® VIP Growth Portfolio - Service Class 2	129,717	-	36,159	(7,705)	28,454	9,080	-	-	(7,406)	(9,600)	(7,926)	20,528	150,245
Fidelity® VIP High Income Portfolio - Service Class 2	62,720	3,929	(283)	(646)	3,000	5,880	-	-	(3,997)	10,295	12,178	15,178	77,898
Fidelity® VIP Index 500 Portfolio - Service Class 2	12,258	150	294	3,050	3,494	677	-	-	(363)	-	314	3,808	16,066

See accompanying notes.

EquiTrust Life Variable Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
Fidelity® VIP Mid Cap Portfolio - Service Class 2	$69,750	$250	$15,174	$1,399	$16,823	$4,612	$-	$-	$(3,537)	$(13,953)	$(12,878)	$3,945	$73,695
Fidelity® VIP Real Estate Portfolio - Service Class 2	41,280	497	395	15,613	16,505	3,733	-	-	(2,886)	2,189	3,036	19,541	60,821
Franklin Mutual Shares VIP Fund - Class 2	140,462	4,357	(1,864)	24,448	26,941	12,139	-	-	(9,751)	(12,944)	(10,556)	16,385	156,847
Franklin Small Cap Value VIP Fund - Class 2	8,129	99	261	1,711	2,071	459	-	-	(231)	-	228	2,299	10,428
Franklin U.S. Government Securities VIP Fund - Class 2	109,963	3,534	(442)	(5,462)	(2,370)	12,475	-	-	(8,093)	35,545	39,927	37,557	147,520
Templeton Global Bond VIP Fund - Class 2	42,910	-	(916)	(1,732)	(2,648)	5,153	-	-	(3,444)	14,933	16,642	13,994	56,904
T. Rowe Price Equity Income Portfolio	23,663	421	2,455	3,163	6,039	1,336	-	-	(710)	(1,683)	(1,057)	4,982	28,645
T. Rowe Price International Stock Portfolio	174,083	1,063	13,836	(12,377)	2,522	13,208	-	-	(10,053)	(4,650)	(1,495)	1,027	175,110

See accompanying notes.

EquiTrust Life Variable Account

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2019	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2020
Product A & B
American Century VP Capital Appreciation Fund	$275,752	$(2,634)	$36,131	$76,531	$110,028	$12,448	$(6,680)	$(3,159)	$(11,815)	$(453)	$(9,659)	$100,369	$376,121
American Century VP Inflation Protection Bond Fund	24,687	194	(83)	2,127	2,238	1,858	-	-	(537)	-	1,321	3,559	28,246
American Century VP Mid Cap Value Fund	5,935	59	5	220	284	1,083	-	-	(803)	729	1,009	1,293	7,228
American Century VP Ultra® Fund	214,792	(2,420)	28,054	91,280	116,914	9,209	-	(573)	(11,047)	17,299	14,888	131,802	346,594
American Century VP Value Fund	128,746	1,863	8,524	(5,588)	4,799	6,192	(7,453)	-	(6,182)	15,372	7,929	12,728	141,474
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	110,369	46	190	21,685	21,921	5,041	(8,730)	-	(5,790)	-	(9,479)	12,442	122,811
BNY Mellon VIF Appreciation Portfolio - Initial Shares	631,274	(694)	33,513	96,947	129,766	21,343	(72,399)	(12,589)	(40,966)	9,844	(94,767)	34,999	666,273
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	166,554	(202)	19,949	15,240	34,987	5,403	(13,251)	(2,779)	(6,530)	(2,653)	(19,810)	15,177	181,731
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	445,365	(927)	18,340	55,552	72,965	20,814	(20,673)	(12,159)	(16,232)	(2,963)	(31,213)	41,752	487,117
Calvert VP NASDAQ-100 Index Portfolio	555,758	(2,744)	163,020	62,325	222,601	7,604	(128,385)	-	(21,463)	(31,280)	(173,524)	49,077	604,835
Calvert VP Russell 2000® Small Cap Index Portfolio	218,531	35	13,476	10,505	24,016	10,500	(45,888)	-	(5,725)	(9,259)	(50,372)	(26,356)	192,175
Calvert VP S&P MidCap 400 Index Portfolio	229,048	593	18,648	(8,429)	10,812	7,422	(22,768)	(2,095)	(10,388)	(19,744)	(47,573)	(36,761)	192,287
Federated Hermes Government Money Fund II - Service Shares	139,639	(1,537)	-	-	(1,537)	16,962	(13,956)	-	(10,096)	101,079	93,989	92,452	232,091
Federated Hermes Managed Volatility Fund II - Primary Shares	795,519	12,529	(26,289)	2,576	(11,184)	41,868	(28,886)	(3,334)	(40,502)	(78,929)	(109,783)	(120,967)	674,552
Federated Hermes Quality Bond Fund II - Primary Shares	817,367	15,259	2,186	38,828	56,273	52,480	(47,630)	(787)	(46,691)	(11,668)	(54,296)	1,977	819,344
Fidelity® VIP Contrafund® Portfolio - Initial Class	934,231	(5,467)	52,915	147,989	195,437	32,168	(182,424)	(3,898)	(38,393)	(6,518)	(199,065)	(3,628)	930,603

See accompanying notes.

EquiTrust Life Variable Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2020

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2019	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2020
Fidelity® VIP Growth & Income Portfolio - Initial Class	$243,794	$2,600	$19,593	$(6,738)	$15,455	$12,278	$(16,609)	$(369)	$(11,829)	$(660)	$(17,189)	$(1,734)	$242,060
Fidelity® VIP Growth Portfolio - Initial Class	330,768	(3,270)	48,222	105,733	150,685	13,857	(3,061)	(6,342)	(13,271)	20,324	11,507	162,192	492,960
Fidelity® VIP High Income Portfolio - Service Class 2	441,558	17,420	(4,702)	(4,865)	7,853	24,110	(17,096)	(1,424)	(20,396)	8,570	(6,236)	1,617	443,175
Fidelity® VIP Index 500 Portfolio - Initial Class	633,227	5,286	46,082	51,131	102,499	23,264	(23,054)	(7,585)	(21,273)	(530)	(29,178)	73,321	706,548
Fidelity® VIP Mid Cap Portfolio - Service Class 2	683,146	(2,511)	(52,941)	108,499	53,047	23,715	(166,716)	(6,848)	(22,949)	39,454	(133,344)	(80,297)	602,849
Fidelity® VIP Overseas Portfolio - Initial Class	333,877	(1,080)	13,554	(16,748)	(4,274)	11,868	(146,699)	(1,614)	(9,350)	25,537	(120,258)	(124,532)	209,345
Franklin Global Real Estate VIP Fund - Class 2	278,812	4,765	26,094	(55,219)	(24,360)	15,333	(11,150)	(2,976)	(11,119)	(23,884)	(33,796)	(58,156)	220,656
Franklin Mutual Shares VIP Fund - Class 2	189,907	3,416	2,765	(11,990)	(5,809)	10,706	(14,035)	-	(7,425)	16,882	6,128	319	190,226
Franklin Small Cap Value VIP Fund - Class 2	289,558	1,420	(8,767)	17,587	10,240	12,934	(79,459)	(619)	(9,911)	73,311	(3,744)	6,496	296,054
Franklin Small-Mid Cap Growth VIP Fund - Class 2	208,423	(2,015)	22,286	79,838	100,109	10,054	(9,051)	(2,600)	(11,245)	(17,886)	(30,728)	69,381	277,804
Franklin U.S. Government Securities VIP Fund - Class 2	419,195	8,754	(9,010)	11,944	11,688	19,996	(128,001)	-	(18,393)	26,648	(99,750)	(88,062)	331,133
Templeton Growth VIP Fund - Class 2	161,735	3,038	(538)	5,277	7,777	10,655	(281)	(559)	(7,248)	(48)	2,519	10,296	172,031
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	363,368	1,857	29,414	(27,311)	3,960	17,179	(20,550)	(3,373)	(14,485)	21,658	429	4,389	367,757
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	152,922	80	11,170	7,122	18,372	5,964	(381)	(808)	(6,072)	693	(604)	17,768	170,690
T. Rowe Price All-Cap Opportunities Portfolio	650,705	(4,043)	121,295	(10,473)	106,779	11,858	(169,073)	(24,637)	(33,338)	(97,478)	(312,668)	(205,889)	444,816
T. Rowe Price Equity Income Portfolio	596,531	5,916	5,386	(47,052)	(35,750)	18,861	(258,847)	-	(18,969)	149,932	(109,023)	(144,773)	451,758

See accompanying notes.

EquiTrust Life Variable Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2020

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2019	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2020
T. Rowe Price Mid-Cap Growth Portfolio	$322,239	$(2,804)	$29,635	$47,308	$74,139	$9,315	$(12,851)	$(26,221)	$(11,391)	$22,391	$(18,757)	$55,382	$377,621
T. Rowe Price Moderate Allocation Portfolio	679,566	2,690	8,552	42,038	53,280	31,666	(139,338)	(4,841)	(28,307)	5,607	(135,213)	(81,933)	597,633
T. Rowe Price International Stock Portfolio	403,530	(1,192)	25,334	33,002	57,144	20,258	(20,076)	-	(17,854)	10,649	(7,023)	50,121	453,651
Product C
Calvert VP EAFE International Index Portfolio - Class F	$-	$192	$(25)	$271	$438	$322	$-	$-	$(219)	$6,050	$6,153	$6,591	$6,591
Calvert VP NASDAQ-100 Index Portfolio	-	31	255	1,815	2,101	321	-	-	(254)	6,050	6,117	8,218	8,218
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	1,560	17	90	231	338	151	-	-	(46)	-	105	443	2,003
Calvert VP S&P MidCap 400 Index Portfolio - Class F	85,330	1,113	2,712	11,217	15,042	6,611	(239)	-	(6,224)	8,629	8,777	23,819	109,149
Columbia VP Small Cap Value Fund - Class 2	50,576	176	330	9,117	9,623	3,818	(163)	-	(3,461)	6,778	6,972	16,595	67,171
DWS International Growth VIP - Class A	591	9	17	116	142	104	-	-	(72)	-	32	174	765
Federated Hermes Government Money Fund II - Service Shares	1,527	4	-	-	4	302	-	-	(143)	-	159	163	1,690
Federated Hermes Managed Volatility Fund II - Primary Shares	147	4	(1)	(1)	2	30	-	-	(17)	-	13	15	162
Federated Hermes Quality Bond Fund II - Primary Shares	121,816	3,227	220	5,486	8,933	10,773	(100)	-	(8,526)	(14,988)	(12,841)	(3,908)	117,908
Fidelity® VIP Contrafund® Portfolio - Service Class 2	107,457	89	1,991	26,062	28,142	8,033	(415)	-	(7,567)	(14,813)	(14,762)	13,380	120,837
Fidelity® VIP Growth Portfolio - Service Class 2	105,249	48	14,927	24,547	39,522	7,782	(451)	-	(7,395)	(14,990)	(15,054)	24,468	129,717
Fidelity® VIP High Income Portfolio - Service Class 2	56,765	2,954	(481)	(882)	1,591	5,074	(119)	-	(4,089)	3,498	4,364	5,955	62,720
Fidelity® VIP Index 500 Portfolio - Service Class 2	4,198	146	183	1,240	1,569	697	-	-	(429)	6,223	6,491	8,060	12,258

See accompanying notes.

EquiTrust Life Variable Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2020

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2019	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2020
Fidelity® VIP Mid Cap Portfolio - Service Class 2	$48,657	$213	$(450)	$12,208	$11,971	$4,012	$(184)	$-	$(3,393)	$8,687	$9,122	$21,093	$69,750
Fidelity® VIP Real Estate Portfolio - Service Class 2	42,033	767	1,311	(4,028)	(1,950)	3,171	(138)	-	(2,712)	876	1,197	(753)	41,280
Franklin Mutual Shares VIP Fund - Class 2	134,630	3,588	1,445	(6,508)	(1,475)	9,964	(263)	-	(9,303)	6,909	7,307	5,832	140,462
Franklin Small Cap Value VIP Fund - Class 2	1,420	97	271	77	445	475	-	-	(273)	6,062	6,264	6,709	8,129
Franklin U.S. Government Securities VIP Fund - Class 2	119,109	3,704	(709)	1,379	4,374	10,709	(100)	-	(8,273)	(15,856)	(13,520)	(9,146)	109,963
Templeton Global Bond VIP Fund - Class 2	46,324	3,643	(1,126)	(4,838)	(2,321)	4,337	-	-	(3,454)	(1,976)	(1,093)	(3,414)	42,910
T. Rowe Price Equity Income Portfolio	20,807	466	425	(51)	840	1,357	(246)	-	(660)	1,565	2,016	2,856	23,663
T. Rowe Price International Stock Portfolio	151,767	877	7,055	14,667	22,599	11,189	(529)	-	(10,216)	(727)	(283)	22,316	174,083

See accompanying notes.

EquiTrust Life Variable Account

Notes to Financial Statements

December 31, 2021

1. Organization and Significant Accounting Policies

Organization

EquiTrust Life Variable Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by EquiTrust Life Insurance Company (the Company). The Account is a funding vehicle for flexible premium variable life insurance policies (Product A), flexible premium last survivor variable life insurance policies (Product B) and variable universal life insurance policies (Product C) issued by the Company. The Company discontinued underwriting new sales of all variable life insurance products but continues to receive premiums from sales that occurred prior to this change.

The assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the life insurance policies is not available to satisfy liabilities arising out of any other business the Company may conduct.

At the direction of eligible policy owners, the Account invests in the following fifty investment subaccounts which, in turn, own open-end mutual fund shares of registered investment companies (the Funds). Eligible policy owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates with a guaranteed minimum. Assets and liabilities associated with funds allocated to the DIO are excluded from the Account as these are included in the Company’s general account.

Subaccount / Fund	Product
American Century Variable Portfolios, Inc.
American Century VP Capital Appreciation Fund	A & B
American Century VP Inflation Protection Bond Fund	A & B
American Century VP Mid Cap Value Fund	A & B
American Century VP Ultra® Fund	A & B
American Century VP Value Fund	A & B
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
BNY Mellon Sustainable U.S. Equity Portfolio – Service Shares	A & B
BNY Mellon Variable Investment Fund
BNY Mellon VIF Appreciation Portfolio - Initial Shares	A & B
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	A & B
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	A & B
Calvert Variable Products, Inc.
Calvert VP EAFE International Index Portfolio - Class F	C
Calvert VP NASDAQ-100 Index Portfolio	A, B & C
Calvert VP Russell 2000® Small Cap Index Portfolio	A & B
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	C
Calvert VP S&P MidCap 400 Index Portfolio	A & B
Calvert VP S&P MidCap 400 Index Portfolio - Class F	C
Columbia Variable Products, Inc.
Columbia VP Overseas Core Fund - Class 1 (1)	C
Columbia VP Select Mid Cap Value Fund - Class 1 (1)	C
Columbia VP Small Cap Value Fund - Class 2	C
Columbia VP Small Company Growth Fund - Class 2 (1)	C
Deutsche DWS Variable Series I
DWS Global Small Cap VIP - Class A (1)	C

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

Subaccount / Fund	Product
Deutsche DWS Variable Series II
DWS International Growth VIP - Class A	C
Federated Hermes Insurance Series
Federated Hermes Government Money Fund II - Service Shares	A, B & C
Federated Hermes Managed Volatility Fund II - Primary Shares	A, B & C
Federated Hermes Quality Bond Fund II - Primary Shares	A, B & C
Fidelity® Variable Insurance Products Funds
Fidelity® VIP Contrafund® Portfolio - Initial Class	A & B
Fidelity® VIP Contrafund® Portfolio - Service Class 2	C
Fidelity® VIP Growth & Income Portfolio - Initial Class	A & B
Fidelity® VIP Growth Portfolio - Initial Class	A & B
Fidelity® VIP Growth Portfolio - Service Class 2	C
Fidelity® VIP High Income Portfolio - Service Class 2	A, B & C
Fidelity® VIP Index 500 Portfolio - Initial Class	A & B
Fidelity® VIP Index 500 Portfolio - Service Class 2	C
Fidelity® VIP Mid Cap Portfolio - Service Class 2	A, B & C
Fidelity® VIP Overseas Portfolio - Initial Class	A & B
Fidelity® VIP Real Estate Portfolio - Service Class 2	C
Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate VIP Fund - Class 2	A & B
Franklin Mutual Shares VIP Fund - Class 2	A, B & C
Franklin Small Cap Value VIP Fund - Class 2	A, B & C
Franklin Small-Mid Cap Growth VIP Fund - Class 2	A & B
Franklin U.S. Government Securities VIP Fund - Class 2	A, B & C
Templeton Global Bond VIP Fund - Class 2	C
Templeton Growth VIP Fund - Class 2	A & B
J.P. Morgan Insurance Trust
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	A & B
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	A & B
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2 (1)	C
T. Rowe Price Equity Series, Inc.
T. Rowe Price All-Cap Opportunities Portfolio (1) (2)	A, B & C
T. Rowe Price Equity Income Portfolio	A & B
T. Rowe Price Mid-Cap Growth Portfolio	A, B & C
T. Rowe Price Moderate Allocation Portfolio (1)	A, B & C
T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio	A, B & C

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

(1)	Product C subaccount was inactive during 2021 and 2020; accordingly, a Statement of Assets and Liabilities, a Statement of Operations and a Statement of Changes in Net Assets have not been presented herein.

(2)	The name of the following investment option changed during the year:

Current Name	Former Name
T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price New American Growth Portfolio

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)

At December 31, 2021, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1. There were no transfers into or out of Level 3 during the year.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2. Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts relating to the distribution and administration of the policies funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 0.90% of the average daily net asset value of the Account for Product A and B. Product C assesses a monthly risk charge at a rate of 0.12% based on the accumulated value of the policy for the first ten policy years, then 0.03% monthly thereafter. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued.

Premium Expense Charge: Premiums paid by the policyholders are reduced by a 7% premium expense charge for each premium up to the target premium and 7% of each premium over the target premium for Product A. (Product A policies issued prior to May 1, 2006, the premium expense charge is 7% of each premium up to the target premium, as defined in the prospectus, and 2% for each premium over the target premium.) Premiums paid by the policyholders are reduced by a 7% premium expense charge up to the target premium, as defined in the prospectus and 2% for each premium over the target

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

premium for Product B. The charge is used to compensate the Company for expenses incurred in connection with the distribution of the policies and for premium taxes imposed by various states and political subdivisions. Product C is not assessed a premium expense charge.

Cost of Insurance and Policy Charges: The Company assumes the responsibility for providing insurance benefits included in the policy. The cost of insurance is determined each month based upon the applicable insurance rate and current net amount at risk. A policy expense charge of $7, $10, and $10 for Product A, B and C, respectively, is deducted monthly for the administration of policies and the Account. (Product A policies purchased prior to May 1, 2006, a $5 expense charge is deducted monthly for administration of policies and the Account.) The policy expense charge assessed on Product C is deducted monthly for the first ten policy years.

Product B applies an additional monthly charge of $.03 per $1,000 of the Specified Amount (amount of insurance selected) for the administration of policies and the Account. Product C applies an additional monthly charge per $1,000 (determined by the Specified Amount and age of the insured) of the Specified Amount or increase in the Specified Amount for the first ten policy years.

The aggregate cost of insurance and policy charges can vary from month to month since the determination of both the insurance rate and the current net amount at risk depends on a number of variables as described in the Account’s prospectus.

Other Charges: A transfer charge ($25 for Product A and B and $10 for Product C) may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one policy year. In the event of a partial withdrawal, a fee equal to the lesser of $25 or 2% of the accumulated value withdrawn will be imposed. A surrender charge is applicable for all full policy surrenders or lapses in the first ten years of the policy or within ten years following an increase in minimum death benefit for Products A and B and applicable for all full policy surrenders or lapses in the first fifteen years of the policy or within fifteen years following an increase in minimum death benefit for Product C. This surrender charge is based on a number of variables as described in the Account’s prospectus.

3. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the policies.

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

4. Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2021:

Subaccount	Cost of Purchases	Proceeds from Sales

Products A & B:
American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	$59,724	$33,527
American Century VP Inflation Protection Bond Fund	2,611	5,187
American Century VP Mid Cap Value Fund	888	1,155
American Century VP Ultra® Fund	34,223	63,927
American Century VP Value Fund	8,994	31,767

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	6,919	6,581

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	84,922	85,024
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	16,917	8,720
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	15,244	42,598

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	41,097	86,551
Calvert VP Russell 2000® Small Cap Index Portfolio	18,315	9,724
Calvert VP S&P MidCap 400 Index Portfolio	15,466	13,950

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	15,038	8,625
Federated Hermes Managed Volatility Fund II - Primary Shares	36,621	33,086
Federated Hermes Quality Bond Fund II - Primary Shares	92,809	50,732

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	145,032	117,488
Fidelity® VIP Growth & Income Portfolio - Initial Class	30,659	42,025
Fidelity® VIP Growth Portfolio - Initial Class	118,624	50,327
Fidelity® VIP High Income Portfolio - Service Class 2	63,615	35,596
Fidelity® VIP Index 500 Portfolio - Initial Class	33,241	75,597
Fidelity® VIP Mid Cap Portfolio - Service Class 2	115,289	154,664
Fidelity® VIP Overseas Portfolio - Initial Class	24,607	25,904

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	$16,547	$21,746
Franklin Mutual Shares VIP Fund - Class 2	16,042	15,642
Franklin Small Cap Value VIP Fund - Class 2	20,094	20,775
Franklin Small-Mid Cap Growth VIP Fund - Class 2	43,839	22,135
Franklin U.S. Government Securities VIP Fund - Class 2	71,413	24,407
Templeton Growth VIP Fund - Class 2	11,510	21,517

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	41,006	51,214
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	9,093	11,158

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	101,836	59,097
T. Rowe Price Equity Income Portfolio	56,415	66,423
T. Rowe Price Mid-Cap Growth Portfolio	43,893	76,630
T. Rowe Price Moderate Allocation Portfolio	84,838	28,720

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	52,600	27,463

Product C:
Calvert Variable Products, Inc.:
Calvert VP EAFE International Index Portfolio - Class F	$449	$137
Calvert VP NASDAQ-100 Index Portfolio	867	176
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	232	66
Calvert VP S&P MidCap 400 Index Portfolio - Class F	9,841	27,091

Columbia Variable Products, Inc.:
Columbia VP Small Cap Value Fund - Class 2	3,719	28,506

Deutsche DWS Variable Series II:
DWS International Growth VIP - Class A	116	82

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	333	133
Federated Hermes Managed Volatility Fund II - Primary Shares	33	19
Federated Hermes Quality Bond Fund II - Primary Shares	42,727	6,026

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	$24,808	$5,811
Fidelity® VIP Growth Portfolio - Service Class 2	36,455	14,705
Fidelity® VIP High Income Portfolio - Service Class 2	18,821	2,714
Fidelity® VIP Index 500 Portfolio - Service Class 2	937	371
Fidelity® VIP Mid Cap Portfolio - Service Class 2	15,237	16,380
Fidelity® VIP Real Estate Portfolio - Service Class 2	5,922	2,066

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund - Class 2	13,787	19,986
Franklin Small Cap Value VIP Fund - Class 2	825	237
Franklin U.S. Government Securities VIP Fund - Class 2	49,320	5,859
Templeton Global Bond VIP Fund - Class 2	19,101	2,459

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	3,515	2,164

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	22,783	11,476

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the periods ended December 31, 2021 and 2020:

	Period Ended December 31,
	2021			2020
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)

Products A & B:
American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	282	577	(295)	230	482	(252)
American Century VP Inflation Protection Bond Fund	112	324	(212)	120	32	88
American Century VP Mid Cap Value Fund	23	31	(8)	64	22	42
American Century VP Ultra® Fund	195	1,036	(841)	750	224	526
American Century VP Value Fund	260	1,131	(871)	1,300	745	555

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	93	157	(64)	153	555	(402)

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	309	1,592	(1,283)	1,178	3,689	(2,511)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	94	200	(106)	128	883	(755)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	423	1,027	(604)	518	1,749	(1,231)

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	88	1,023	(935)	448	3,375	(2,927)
Calvert VP Russell 2000® Small Cap Index Portfolio	229	177	52	611	2,165	(1,554)
Calvert VP S&P MidCap 400 Index Portfolio	135	220	(85)	127	1,434	(1,307)

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	1,705	805	900	14,155	4,324	9,831
Federated Hermes Managed Volatility Fund II - Primary Shares	1,409	1,557	(148)	2,585	9,617	(7,032)
Federated Hermes Quality Bond Fund II - Primary Shares	5,262	3,545	1,717	3,121	7,395	(4,274)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	338	1,721	(1,383)	888	5,638	(4,750)
Fidelity® VIP Growth & Income Portfolio - Initial Class	343	1,090	(747)	371	946	(575)
Fidelity® VIP Growth Portfolio - Initial Class	175	844	(669)	985	558	427
Fidelity® VIP High Income Portfolio - Service Class 2	1,379	1,124	255	1,026	1,199	(173)
Fidelity® VIP Index 500 Portfolio - Initial Class	457	1,523	(1,066)	1,223	2,109	(886)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	286	2,366	(2,080)	660	4,169	(3,509)
Fidelity® VIP Overseas Portfolio - Initial Class	248	802	(554)	415	6,579	(6,164)

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2021			2020
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	436	935	(499)	852	2,900	(2,048)
Franklin Mutual Shares VIP Fund - Class 2	369	498	(129)	1,346	890	456
Franklin Small Cap Value VIP Fund - Class 2	159	342	(183)	725	855	(130)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	219	415	(196)	496	1,393	(897)
Franklin U.S. Government Securities VIP Fund - Class 2	4,133	1,464	2,669	1,255	7,664	(6,409)
Templeton Growth VIP Fund - Class 2	446	926	(480)	443	330	113

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	301	776	(475)	1,013	889	124
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	77	205	(128)	208	245	(37)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	181	811	(630)	247	8,202	(7,955)
T. Rowe Price Equity Income Portfolio	285	1,543	(1,258)	410	4,604	(4,194)
T. Rowe Price Mid-Cap Growth Portfolio	40	686	(646)	433	614	(181)
T. Rowe Price Moderate Allocation Portfolio	487	592	(105)	544	4,856	(4,312)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	873	1,052	(179)	1,724	1,902	(178)

Product C:
Calvert Variable Products, Inc.:
Calvert VP EAFE International Index Portfolio - Class F	31	14	17	729	25	704
Calvert VP NASDAQ-100 Index Portfolio	14	8	6	430	15	415
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	4	2	2	7	2	5
Calvert VP S&P MidCap 400 Index Portfolio - Class F	277	1,239	(962)	1,008	316	692

Columbia Variable Products, Inc.:
Columbia VP Small Cap Value Fund - Class 2	120	955	(835)	819	286	533

Deutsche DWS Variable Series II:
DWS International Growth VIP - Class A	5	4	1	6	4	2

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	33	13	20	29	14	15
Federated Hermes Managed Volatility Fund II - Primary Shares	2	1	1	3	2	1
Federated Hermes Quality Bond Fund II - Primary Shares	2,724	423	2,301	608	1,568	(960)

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2021			2020
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	168	140	28	182	697	(515)
Fidelity® VIP Growth Portfolio - Service Class 2	128	288	(160)	154	611	(457)
Fidelity® VIP High Income Portfolio - Service Class 2	748	136	612	393	159	234
Fidelity® VIP Index 500 Portfolio - Service Class 2	17	9	8	209	13	196
Fidelity® VIP Mid Cap Portfolio - Service Class 2	105	484	(379)	542	113	429
Fidelity® VIP Real Estate Portfolio - Service Class 2	193	78	115	293	199	94

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund - Class 2	538	1,115	(577)	1,911	1,088	823
Franklin Small Cap Value VIP Fund - Class 2	14	7	7	250	11	239
Franklin U.S. Government Securities VIP Fund - Class 2	3,310	424	2,886	604	1,586	(982)
Templeton Global Bond VIP Fund - Class 2	1,799	234	1,565	381	470	(89)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	37	70	(33)	135	33	102

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	506	572	(66)	671	651	20

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

6. Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2021, 2020, 2019, 2018 and 2017, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
Subaccount	Units	Unit Value	Net Assets	Income Ratio (A)	Expense Ratio (B)	Total Return (C)

Products A and B:
American Century VP Capital Appreciation Fund:
2021	6,882	$57.73	$397,333	-%	0.90%	10.17%
2020	7,177	52.40	376,121	-	0.90	41.16
2019	7,429	37.12	275,752	-	0.90	34.35
2018	7,489	27.63	206,891	-	0.90	(6.02)
2017	7,565	29.40	222,437	-	0.90	20.69
American Century VP Inflation Protection Bond Fund:
2021	1,589	16.57	26,320	3.32	0.90	5.68
2020	1,801	15.68	28,246	1.64	0.90	8.81
2019	1,713	14.41	24,687	2.59	0.90	8.18
2018	1,618	13.32	21,544	3.13	0.90	(3.41)
2017	1,515	13.79	20,896	2.91	0.90	2.99
American Century VP Mid Cap Value Fund:
2021	231	36.87	8,535	1.16	0.90	22.09
2020	239	30.20	7,228	1.89	0.90	0.30
2019	197	30.11	5,935	2.05	0.90	28.02
2018	195	23.52	4,575	1.41	0.90	(13.62)
2017	198	27.23	5,396	1.55	0.90	10.69
American Century VP Ultra® Fund:
2021	5,760	64.09	369,165	-	0.90	22.08
2020	6,601	52.50	346,594	-	0.90	48.51
2019	6,075	35.35	214,792	-	0.90	33.35
2018	5,779	26.51	153,165	0.25	0.90	(0.11)
2017	5,845	26.54	155,140	0.36	0.90	31.06
American Century VP Value Fund:
2021	5,344	28.09	150,122	1.73	0.90	23.42
2020	6,215	22.76	141,474	2.44	0.90	0.04
2019	5,660	22.75	128,746	2.12	0.90	25.90
2018	5,798	18.07	104,757	1.64	0.90	(9.97)
2017	6,775	20.07	135,964	1.65	0.90	7.79
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares:
2021	3,831	39.58	151,651	0.60	0.90	25.53
2020	3,895	31.53	122,811	0.94	0.90	22.78
2019	4,297	25.68	110,369	1.26	0.90	32.78
2018	5,222	19.34	100,987	1.50	0.90	(5.47)
2017	5,333	20.46	109,133	0.93	0.90	13.98

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value	Net Assets	Income Ratio (A)	Expense Ratio (B)	Total Return (C)

BNY Mellon VIF Appreciation Portfolio - Initial Shares:
2021	14,267	$53.98	$770,197	0.43%	0.90%	26.00%
2020	15,550	42.84	666,273	0.78	0.90	22.58
2019	18,061	34.95	631,274	1.16	0.90	34.89
2018	19,728	25.91	511,191	1.24	0.90	(7.70)
2017	22,314	28.07	626,372	1.34	0.90	26.21
BNY Mellon VIF Growth & Income Portfolio - Initial Shares:
2021	5,611	39.58	222,068	0.48	0.90	24.50
2020	5,717	31.79	181,731	0.77	0.90	23.50
2019	6,472	25.74	166,554	1.07	0.90	28.00
2018	6,705	20.11	134,844	0.80	0.90	(5.54)
2017	7,454	21.29	158,691	0.74	0.90	18.67
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares:
2021	13,659	39.42	538,450	0.11	0.90	15.43
2020	14,263	34.15	487,117	0.66	0.90	18.82
2019	15,494	28.74	445,365	-	0.90	20.65
2018	16,377	23.82	390,015	-	0.90	(19.80)
2017	17,411	29.70	517,095	-	0.90	23.60
Calvert VP NASDAQ-100 Index Portfolio:
2021	7,433	90.89	675,550	0.27	0.90	25.75
2020	8,368	72.28	604,835	0.41	0.90	46.91
2019	11,295	49.20	555,758	0.53	0.90	37.55
2018	12,077	35.77	432,034	0.55	0.90	(1.38)
2017	13,111	36.27	475,487	0.49	0.90	31.22
Calvert VP Russell 2000® Small Cap Index Portfolio:
2021	4,512	48.90	220,644	0.76	0.90	13.51
2020	4,460	43.08	192,175	0.92	0.90	18.55
2019	6,014	36.34	218,531	0.93	0.90	23.98
2018	6,010	29.31	176,152	1.07	0.90	(12.03)
2017	6,350	33.32	211,578	0.77	0.90	13.37
Calvert VP S&P MidCap 400 Index Portfolio:
2021	3,785	61.27	231,900	0.85	0.90	23.30
2020	3,870	49.69	192,287	1.23	0.90	12.29
2019	5,177	44.25	229,048	1.17	0.90	24.72
2018	5,316	35.48	188,603	1.15	0.90	(12.13)
2017	5,599	40.38	226,075	0.71	0.90	14.88
Federated Hermes Government Money Fund II - Service Shares:
2021	25,323	9.42	238,504	-	0.90	(0.84)
2020	24,423	9.50	232,091	0.14	0.90	(0.73)
2019	14,592	9.57	139,639	1.64	0.90	0.74
2018	15,491	9.50	147,158	1.24	0.90	0.32
2017	17,071	9.47	161,606	0.31	0.90	(0.53)

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value	Net Assets	Income Ratio (A)	Expense Ratio (B)	Total Return (C)

Federated Hermes Managed Volatility Fund II - Primary Shares:
2021	38,989	$20.24	$789,294	1.75%	0.90%	17.40%
2020	39,137	17.24	674,552	2.79	0.90	0.06
2019	46,169	17.23	795,519	2.08	0.90	19.16
2018	47,781	14.46	690,936	2.06	0.90	(9.28)
2017	23,152	15.94	368,999	3.91	0.90	17.12
Federated Hermes Quality Bond Fund II - Primary Shares:
2021	63,716	12.91	822,868	2.43	0.90	(2.34)
2020	61,999	13.22	819,344	2.77	0.90	7.22
2019	66,273	12.33	817,367	2.92	0.90	8.44
2018	68,995	11.37	784,498	3.05	0.90	(1.47)
2017	73,617	11.54	849,666	3.30	0.90	3.13
Fidelity® VIP Contrafund® Portfolio - Initial Class:
2021	14,503	74.22	1,076,382	0.06	0.90	26.70
2020	15,886	58.58	930,603	0.26	0.90	29.40
2019	20,636	45.27	934,231	0.46	0.90	30.42
2018	21,524	34.71	747,207	0.70	0.90	(7.24)
2017	23,548	37.42	881,064	1.00	0.90	20.83
Fidelity® VIP Growth & Income Portfolio - Initial Class:
2021	6,771	40.19	272,141	2.43	0.90	24.81
2020	7,518	32.20	242,060	2.14	0.90	6.87
2019	8,093	30.13	243,794	3.54	0.90	28.93
2018	8,079	23.37	188,830	0.35	0.90	(9.80)
2017	9,166	25.91	237,512	1.24	0.90	15.88
Fidelity® VIP Growth Portfolio - Initial Class:
2021	9,232	60.80	561,301	-	0.90	22.11
2020	9,901	49.79	492,960	0.07	0.90	42.62
2019	9,474	34.91	330,768	0.27	0.90	33.09
2018	9,563	26.23	250,813	0.24	0.90	(1.06)
2017	10,538	26.51	279,355	0.22	0.90	33.96
Fidelity® VIP High Income Portfolio - Service Class 2:
2021	15,423	30.20	465,762	5.36	0.90	3.35
2020	15,168	29.22	443,175	5.04	0.90	1.53
2019	15,341	28.78	441,558	5.13	0.90	13.75
2018	15,611	25.30	395,026	5.54	0.90	(4.49)
2017	16,834	26.49	446,013	5.21	0.90	5.96
Fidelity® VIP Index 500 Portfolio - Initial Class:
2021	16,568	51.06	845,897	1.23	0.90	27.43
2020	17,634	40.07	706,548	1.75	0.90	17.20
2019	18,520	34.19	633,227	2.00	0.90	30.20
2018	18,823	26.26	494,381	1.86	0.90	(5.37)
2017	19,277	27.75	534,922	1.82	0.90	20.65

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value	Net Assets	Income Ratio (A)	Expense Ratio (B)	Total Return (C)

Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2021	8,762	$69.06	$605,076	0.35%	0.90%	24.21%
2020	10,842	55.60	602,849	0.41	0.90	16.81
2019	14,351	47.60	683,146	0.67	0.90	22.08
2018	15,210	38.99	593,103	0.40	0.90	(15.55)
2017	16,264	46.17	750,882	0.49	0.90	19.49
Fidelity® VIP Overseas Portfolio - Initial Class:
2021	6,896	33.34	229,891	0.53	0.90	18.65
2020	7,450	28.10	209,345	0.39	0.90	14.60
2019	13,614	24.52	333,877	1.75	0.90	26.59
2018	13,628	19.37	263,922	1.58	0.90	(15.56)
2017	13,714	22.94	314,591	1.46	0.90	29.17
Franklin Global Real Estate VIP Fund - Class 2:
2021	10,581	25.02	264,787	0.89	0.90	25.67
2020	11,080	19.91	220,656	3.11	0.90	(6.26)
2019	13,128	21.24	278,812	2.63	0.90	21.30
2018	14,731	17.51	257,949	2.68	0.90	(7.60)
2017	15,926	18.95	301,844	3.06	0.90	9.47
Franklin Mutual Shares VIP Fund - Class 2:
2021	7,417	29.77	220,834	2.93	0.90	18.09
2020	7,546	25.21	190,226	2.95	0.90	(5.90)
2019	7,090	26.79	189,907	1.87	0.90	21.50
2018	7,322	22.05	161,456	2.37	0.90	(9.89)
2017	8,205	24.47	200,757	2.23	0.90	7.37
Franklin Small Cap Value VIP Fund - Class 2:
2021	6,465	55.33	357,761	1.00	0.90	24.25
2020	6,648	44.53	296,054	1.48	0.90	4.24
2019	6,778	42.72	289,558	1.06	0.90	25.21
2018	7,447	34.12	254,040	0.90	0.90	(13.64)
2017	8,005	39.51	316,309	0.50	0.90	9.66
Franklin Small-Mid Cap Growth VIP Fund - Class 2:
2021	5,655	51.76	292,713	-	0.90	9.04
2020	5,851	47.47	277,804	-	0.90	53.67
2019	6,748	30.89	208,423	-	0.90	30.28
2018	7,851	23.71	186,162	-	0.90	(6.21)
2017	8,512	25.28	215,224	-	0.90	20.32
Franklin U.S. Government Securities VIP Fund - Class 2:
2021	23,841	15.22	362,792	2.52	0.90	(2.69)
2020	21,172	15.64	331,133	3.32	0.90	2.89
2019	27,581	15.20	419,195	2.88	0.90	4.32
2018	27,678	14.57	403,364	2.75	0.90	(0.61)
2017	28,267	14.66	414,276	2.65	0.90	0.48

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value	Net Assets	Income Ratio (A)	Expense Ratio (B)	Total Return (C)

Templeton Growth VIP Fund - Class 2:
2021	7,448	$22.55	$167,976	1.10%	0.90%	3.92%
2020	7,928	21.70	172,031	2.96	0.90	4.88
2019	7,815	20.69	161,735	2.74	0.90	14.12
2018	7,740	18.13	140,347	1.97	0.90	(15.64)
2017	7,754	21.49	166,625	1.55	0.90	17.50
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1:
2021	6,751	65.51	442,275	0.88	0.90	28.73
2020	7,226	50.89	367,757	1.48	0.90	(0.53)
2019	7,102	51.16	363,368	1.58	0.90	25.64
2018	7,323	40.72	298,218	0.97	0.90	(12.64)
2017	8,034	46.61	374,474	0.79	0.90	12.75
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1:
2021	3,867	51.40	198,765	0.51	0.90	20.29
2020	3,995	42.73	170,690	0.96	0.90	12.68
2019	4,032	37.92	152,922	0.41	0.90	23.44
2018	4,202	30.72	129,051	0.38	0.90	(12.70)
2017	4,334	35.19	152,539	0.32	0.90	14.22
T. Rowe Price All-Cap Opportunities Portfolio:
2021	6,647	73.18	486,425	-	0.90	19.71
2020	7,277	61.13	444,816	-	0.90	43.09
2019	15,232	42.72	650,705	0.41	0.90	33.75
2018	16,001	31.94	511,156	0.15	0.90	0.25
2017	17,138	31.86	546,096	0.10	0.90	33.25
T. Rowe Price Equity Income Portfolio:
2021	11,682	43.44	507,472	1.58	0.90	24.43
2020	12,940	34.91	451,758	2.31	0.90	0.29
2019	17,134	34.81	596,531	2.30	0.90	25.26
2018	18,040	27.79	501,359	2.02	0.90	(10.33)
2017	18,417	30.99	570,686	1.72	0.90	14.99
T. Rowe Price Mid-Cap Growth Portfolio:
2021	3,205	111.61	357,746	-	0.90	13.82
2020	3,851	98.06	377,621	-	0.90	22.70
2019	4,032	79.92	322,239	0.14	0.90	30.12
2018	4,115	61.42	252,737	-	0.90	(2.91)
2017	4,265	63.26	269,812	-	0.90	23.68
T. Rowe Price Moderate Allocation Portfolio:
2021	14,723	43.96	647,278	0.98	0.90	9.08
2020	14,828	40.30	597,633	1.37	0.90	13.52
2019	19,140	35.50	679,566	1.96	0.90	18.73
2018	19,640	29.90	587,272	1.78	0.90	(5.95)
2017	20,797	31.79	661,064	1.51	0.90	16.40

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value	Net Assets	Income Ratio (A)	Expense Ratio (B)	Total Return (C)

T. Rowe Price International Stock Portfolio:
2021	19,679	$22.94	$451,436	0.59%	0.90%	0.44%
2020	19,858	22.84	453,651	0.59	0.90	13.41
2019	20,036	20.14	403,530	2.44	0.90	26.67
2018	19,997	15.90	318,037	1.32	0.90	(15.02)
2017	22,411	18.71	419,222	1.07	0.90	26.76

Product C:
Calvert VP EAFE International Index Portfolio - Class F:
2021	721	$10.37	$7,477	1.80%	-%	10.67%
2020	704	9.37	6,591	3.46	-	7.09
2019	-	-	-	-	-	-
2018	-	-	-	-	-	-
2017	-	-	-	-	-	-
Calvert VP NASDAQ-100 Index Portfolio:
2021	421	25.12	10,586	0.28	-	26.87
2020	415	19.80	8,218	0.47	-	34.60
2019	-	-	-	-	-	-
2018	-	-	-	-	-	-
2017	-	-	-	-	-	-
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F:
2021	67	35.32	2,374	0.78	-	14.30
2020	65	30.90	2,003	1.14	-	19.40
2019	60	25.88	1,560	0.93	-	24.78
2018	56	20.74	1,160	1.06	-	(11.48)
2017	53	23.43	1,248	0.80	-	14.13
Calvert VP S&P MidCap 400 Index Portfolio - Class F:
2021	5,006	22.71	113,693	0.80	-	24.17
2020	5,968	18.29	109,149	1.30	-	13.11
2019	5,276	16.17	85,330	1.19	-	25.54
2018	5,202	12.88	67,005	1.13	-	(11.54)
2017	5,687	14.56	82,834	1.08	-	10.05
Columbia VP Small Cap Value Fund - Class 2:
2021	2,086	29.62	61,791	0.45	-	28.78
2020	2,921	23.00	67,171	0.36	-	8.59
2019	2,388	21.18	50,576	0.28	-	21.03
2018	2,184	17.50	38,224	0.17	-	(18.19)
2017	2,396	21.39	51,252	0.31	-	14.02
DWS International Growth VIP - Class A:
2021	36	23.49	849	0.37	-	8.10
2020	35	21.73	765	1.45	-	22.70
2019	33	17.71	591	1.16	-	31.19
2018	31	13.50	418	1.05	-	(16.67)
2017	30	16.20	481	0.46	-	25.48

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value	Net Assets	Income Ratio (A)	Expense Ratio (B)	Total Return (C)

Federated Hermes Government Money Fund II - Service Shares:
2021	183	$10.34	$1,890	-%	-%	-%
2020	163	10.34	1,690	0.25	-	0.19
2019	148	10.32	1,527	1.65	-	1.67
2018	130	10.15	1,318	1.30	-	1.20
2017	109	10.03	1,091	0.40	-	0.30
Federated Hermes Managed Volatility Fund II - Primary Shares:
2021	14	14.30	204	1.63	-	18.57
2020	13	12.06	162	2.76	-	0.92
2019	12	11.95	147	2.32	-	20.22
2018	11	9.94	110	-	-	(8.81)
2017	-	-	-	-	-	-
Federated Hermes Quality Bond Fund II - Primary Shares:
2021	10,498	14.18	148,889	2.13	-	(1.39)
2020	8,197	14.38	117,908	2.79	-	8.12
2019	9,157	13.30	121,816	2.89	-	9.38
2018	9,114	12.16	110,793	2.96	-	(0.57)
2017	9,036	12.23	110,493	2.98	-	4.09
Fidelity® VIP Contrafund® Portfolio - Service Class 2:
2021	3,283	47.33	155,399	0.03	-	27.51
2020	3,255	37.12	120,837	0.08	-	30.25
2019	3,770	28.50	107,457	0.22	-	31.28
2018	3,875	21.71	84,138	0.43	-	(6.66)
2017	4,263	23.26	99,143	0.79	-	21.59
Fidelity® VIP Growth Portfolio - Service Class 2:
2021	2,617	57.42	150,245	-	-	22.90
2020	2,777	46.72	129,717	0.04	-	43.53
2019	3,234	32.55	105,249	0.05	-	34.01
2018	3,426	24.29	83,235	0.04	-	(0.45)
2017	4,061	24.40	99,075	0.08	-	34.81
Fidelity® VIP High Income Portfolio - Service Class 2:
2021	3,820	20.39	77,898	5.49	-	4.30
2020	3,208	19.55	62,720	5.10	-	2.41
2019	2,974	19.09	56,765	5.20	-	14.79
2018	2,980	16.63	49,566	5.56	-	(3.65)
2017	3,006	17.26	51,887	5.38	-	6.94
Fidelity® VIP Index 500 Portfolio - Service Class 2:
2021	337	47.70	16,066	1.06	-	28.19
2020	329	37.21	12,258	1.51	-	17.90
2019	133	31.56	4,198	1.82	-	31.06
2018	127	24.08	3,061	1.59	-	(4.75)
2017	123	25.28	3,112	1.61	-	21.42

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value	Net Assets	Income Ratio (A)	Expense Ratio (B)	Total Return (C)

Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2021	2,038	$36.15	$73,695	0.35%	-%	25.30%
2020	2,417	28.85	69,750	0.40	-	17.85
2019	1,988	24.48	48,657	0.69	-	23.20
2018	1,861	19.87	36,990	0.40	-	(14.79)
2017	2,048	23.32	47,755	0.50	-	20.52
Fidelity® VIP Real Estate Portfolio - Service Class 2:
2021	1,958	31.06	60,821	0.98	-	38.66
2020	1,843	22.40	41,280	2.00	-	(6.78)
2019	1,749	24.03	42,033	1.52	-	22.92
2018	1,864	19.55	36,438	2.63	-	(6.46)
2017	1,821	20.90	38,049	1.63	-	3.77
Franklin Mutual Shares VIP Fund - Class 2:
2021	8,583	18.27	156,847	2.86	-	19.18
2020	9,160	15.33	140,462	3.01	-	(5.08)
2019	8,337	16.15	134,630	1.89	-	22.53
2018	8,223	13.18	108,343	2.44	-	(9.04)
2017	8,359	14.49	121,118	2.24	-	8.38
Franklin Small Cap Value VIP Fund - Class 2:
2021	300	34.75	10,428	1.01	-	25.36
2020	293	27.72	8,129	1.65	-	5.20
2019	54	26.35	1,420	1.04	-	26.32
2018	51	20.86	1,068	0.91	-	(12.87)
2017	50	23.94	1,193	0.55	-	10.63
Franklin U.S. Government Securities VIP Fund - Class 2:
2021	10,763	13.71	147,520	2.65	-	(1.79)
2020	7,877	13.96	109,963	3.32	-	3.79
2019	8,859	13.45	119,109	2.84	-	5.24
2018	8,698	12.78	111,135	2.80	-	0.39
2017	8,549	12.73	108,867	2.68	-	1.27
Templeton Global Bond VIP Fund - Class 2:
2021	5,521	10.31	56,904	-	-	(4.98)
2020	3,956	10.85	42,910	8.50	-	(5.24)
2019	4,045	11.45	46,324	6.98	-	1.96
2018	3,965	11.23	44,514	-	-	2.00
2017	3,954	11.01	43,548	-	-	1.85
T. Rowe Price Equity Income Portfolio:
2021	885	32.38	28,645	1.57	-	25.55
2020	918	25.79	23,663	2.40	-	1.18
2019	816	25.49	20,807	2.33	-	26.38
2018	820	20.17	16,526	2.04	-	(9.47)
2017	794	22.28	17,698	1.75	-	15.98

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value	Net Assets	Income Ratio (A)	Expense Ratio (B)	Total Return (C)

T. Rowe Price International Stock Portfolio:
2021	9,079	$19.29	$175,110	0.59%	-%	1.31%
2020	9,145	19.04	174,083	0.60	-	14.49
2019	9,125	16.63	151,767	2.52	-	27.73
2018	8,629	13.02	112,321	1.32	-	(14.17)
2017	9,232	15.17	140,066	1.13	-	27.91

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

(A)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in direct reductions in the unit values. For subaccounts that contained net assets for a period less than the entire reporting period presented, average net assets have been calculated using only the period in which the subaccount contained net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(B)	These ratios represent the annualized policy expenses of the separate account for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(C)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts that contained net assets for a period less than the entire reporting period presented, total return has been calculated using only the period in which the subaccount contained net assets and has not been annualized.